RELATED PARTY TRANSACTIONS - Founder Shares (Details)					2 Months Ended	6 Months Ended
	Dec. 21, 2021 shares	Jan. 12, 2021 shares	Dec. 21, 2020 shares	Oct. 23, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) D $ / shares shares	Jun. 30, 2021 D $ / shares
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 25,000
Class A Common Stock
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 0
Number of shares issued					0
Common shares, par value, (per share) | $ / shares					$ 0.0001	$ 0.0001
Class B Common Stock
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 1,006
Number of shares issued		1,312,500			10,062,500
Common shares, par value, (per share) | $ / shares					$ 0.0001	$ 0.0001
Shares subject to forfeiture				1,312,500	1,312,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				28.84%		20.00%
Founder Shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%		20.00%
Restrictions on transfer period of time after business combination completion					1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days	150 days
Founder Shares | Class B Common Stock
Related Party Transaction [Line Items]
Aggregate purchase price | $				$ 25,000
Number of shares issued				10,062,500
Common shares, par value, (per share) | $ / shares				$ 0.0001
Founder Shares | Class B Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Number of shares issued		1,312,500
Sponsor
Related Party Transaction [Line Items]
Shares subject to forfeiture		1,312,500	1,312,500
Sponsor | Class B Common Stock | Todd Davis
Related Party Transaction [Line Items]
Number of shares issued	40,000		40,000
Sponsor | Class B Common Stock | Mitchell Caplan
Related Party Transaction [Line Items]
Number of shares issued			40,000
Sponsor | Class B Common Stock | Oscar Salazar
Related Party Transaction [Line Items]
Number of shares issued			40,000